United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/03

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment:	[ ] is a restatement
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Touchstone Investment Managers, LLC
Address:  920 SW Sixth Ave. Suite 261
	  Portland, OR  97204

Form 13F File Number:  28-_________

The institutional investment manager filing this report and
 the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Wayne Smith
Title: 	Chief Operating Officer
Phone:	(503) 552-6724

Signature, Place, and Date of Signing:

	Wayne S.. Smith		               Portland, Oregon  		February 10, 2004
	[Signature]				[City, State]		         [Date]

Report Type:
[x]	13F HOLDING REPORT.
[ ] 	13F NOTICE.
[ ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13 Information Table Entry Total:             60
Form 13 Information Table Value Total:             193,790 (Thousands)

List of Other Included Managers:
NONE




FORM 13F INFORMATION TABLE

COLUMN 1	      COLUMN 2	    COLUMN 3	COLUMN 4     		COLUMN 5	         COLUMN 6       COLUMN 7	   COLUMN 8

                      TITLE OF		        VALUE	     		SHRS OR    SH/ PUT    INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER		CLASS        CUSIP      (X$1000)    		PRN AMT   PRN CALL    DISCRETION  MANAGERS      SOLE   SHARED  NONE

JOHNSON MATTHEY LTD         COM    000476407    1093	               62500			      SOLE		62500
SIMSGROUP LTD		ORD FULL   000000SMS	1609	               200000			      SOLE		200000
HAINAN MEILAN AIRPORT       COM    000778868    173	               250000			      SOLE		250000
AMERICREDIT CORP            COM    03060R101    5,973                  375000			      SOLE		375000
ANGLOGOLD LTD               COM    035128206    22,182	               475000			      SOLE		475000
APPLIED SIGNAL TECH.        COM    0382371039   1854	               80000			      SOLE		80000
ARIZONA STAR RES.           COM    04059G106    76	               19500			      SOLE		19500
ATRD INC                    COM    04648R105    399	               30000			      SOLE		30000
AVANT IMMUNOTHERP.          COM    053491106    127	               46760			      SOLE		46760
BEAR CREEK MNG              COM    07380N104    32	               65000			      SOLE		65000
BEMA GOLD CORPCMN           COM    08135F107    8649	               2325000			      SOLE		2325000
BRITESMILE INC              COM    110415205    906	               35750			      SOLE		35750
CABOT MICRO. ELEC. CRP      COM    12709P103    3920	               80000			      SOLE		80000
CAMBIOR INC                 COM    13201L103    463	               149500			      SOLE		149500
CHESAPEAKE ENERGY CRP       COM    165167107    3395	               250000			      SOLE		250000
COMPANIA DE MINAS  BUENA    COM    204448104    9094	               321600			      SOLE		321600
CRESUD S.A. SPONS           COM    226406106    1290	               105000			      SOLE		105000
CUMBERLAND RES. LTD         COM    23077R100    866	               260000			      SOLE		260000
DDI CORP.                   COM    233162304    220	               15000			      SOLE		15000
DUNDEE METALS   MUT. FUND CLASS A  265269100    4246	               175000			      SOLE		175000
DURBAN ROODEPORT DEEP    SPON. ADR 266597301    1268	               400000			      SOLE		400000
EL PASO CORP                COM    283366109     81	               10000			      SOLE		10000
FLAMEL TECH. SPON           COM    320816101     3147	               117500			      SOLE		117500
GATEWAY INC                 COM    367626108    115	               25000			      SOLE		25000
GOLDEN STAR RESOURCES       COM    381197104    15682	               2250000			      SOLE		2250000
GREENBRIER COMPANIES        COM    393657101    174	               10400             	      SOLE		10400
HECLA MINING CO.            COM    422704106    6217	               750000			      SOLE		750000
IRSA INVERSIONES Y          GDR    450047204    250	               25000			      SOLE		25000
KINROSS GOLD CORP           COM    496902206    399	               50000			      SOLE		50000
MAGNUM HUNT RESOURCES       COM    55972F203    101	               10700			      SOLE		10700
MAJOR DRILLING GROUP        COM    560909103    74	               10000			      SOLE		10000
MATRIX SERVICE COMPANY      COM    576853105    418	               23100			      SOLE		23100
METAL MANAGEMENT INC.       COM    591097209    7201	               195000			      SOLE		195000
METALS USA INC              COM    591324207    1558	               115000			      SOLE		115000
METRIS COMPANIES INC        COM    591598107    1065	               240000			      SOLE		240000
MINEFINDERS CORP. LTD       COM    602900102    2722                   330000			      SOLE		330000
MIPS TECHNOLOGIES INC       COM    604556710    137	               25000			      SOLE		25000
MIRAMAR MINING CORP.        COM    604665100    475	               185000			      SOLE		185000
MNG AND MTL               SPON. ADR466260108    488	               7500			      SOLE		7500
NAUTILUS GROUP, INC         COM    639108102    367	               26150			      SOLE		26150
NEW CENTURY FINANCIAL       COM    64352D101    17553	               442500          		      SOLE		442500
NEWMONT MNG CORP            COM    651639106    30381	               625000			      SOLE		625000
PAN AMERICAN SILVER         COM    697900108    12262	               857500			      SOLE		857500
PEDIATRIC SVCS AMERICA      COM    705323103    426	               44200			      SOLE		44200
PIONEER NAT. RESOURCES      COM    723787107    6386	               200000			      SOLE		200000
PLACERDOME INC              COM    725906101    11641	               650000			      SOLE		650000
QUILMES INDUSTRIAL SA       ADR    748388209    40	               2500			      SOLE		2500
RANGE RESOURCES CORP.       COM    75281A109    236	               25000			      SOLE		25000
RELIANCE STEEL & ALUM.      COM    759509102    332	               10000			      SOLE		10000
RIO TINTO PLC-SPON        SPON. ADR767204100    1113	               10000			      SOLE		10000
ST. MARY LAND & EXPL        COM    792228108    37	               1300			      SOLE		1300
STILLWATER MINING CO.       COM    86074Q102    2631	               275000			      SOLE		275000
TEFRON LTD                  COM    001082585    43	               10000			      SOLE		10000
TENARIS SA                  COM    88031M109    666	               20000			      SOLE		20000
TSX GROUP, INC.             COM    873028104    413	               12500			      SOLE		12500
WHEATON RIV MINERALS        COM    962902102    1345	               450000			      SOLE		450000
PUT/MTG(MTGME) @25          PUT     EXPIRED     37	               3000			      SOLE		3000
WTS/DUNDEE PREC. METALS    WARRANTS 265269118   83	               16900			      SOLE		16900
WTS/METALS USA INCEXP10/31/2007WARRANTS 591324116  34	               25000			      SOLE		25000